Average Annual Total Returns - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 01, 2021
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average (reflects fees and expenses but no deduction for sales charges or taxes)
Average Annual Return:
1 Year	12.56%
5 Years	9.51%
Since Inception	9.36%
CompositeBenchmarkreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	16.05%
5 Years	11.67%
Since Inception	11.17%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
Since Inception	3.50%
Class I
Average Annual Return:
1 Year	(8.04%)
5 Years	2.43%
Since Inception	4.48%
Inception Date	Nov. 30, 2011
Class II
Average Annual Return:
1 Year	(8.31%)
5 Years	2.16%
Since Inception	4.22%
Inception Date	Nov. 30, 2011